Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,289,146
Proposed Maximum Offering Price per Unit	15.68
Maximum Aggregate Offering Price	$ 51,573,809.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,122.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the common stock, $0.0001 par value per share (the “Common Stock”), of Serve Robotics Inc. (the “Registrant”) that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Represents 3,289,146 additional shares of Common Stock reserved for issuance under the 2023 Equity Incentive Plan resulting from an automatic annual increase in the number of shares reserved for issuance under such plan on October 1, 2025.

Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $15.68 was computed by averaging the high and low prices of a share of the Registrant’s Common Stock as reported on The Nasdaq Capital Market on October 10, 2025.